Non-financial Assets and Liabilities	9 Months Ended
Mar. 31, 2021
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Non-financial Assets and Liabilities

6. Non-financial assets and liabilities

a.	Intangible assets

(in U.S. dollars, in thousands)	Goodwill	Acquired licenses to patents	In-process research and development acquired	Current marketed products	Total
Year Ended June 30, 2020
Opening net book amount	134,453	1,744	427,779	19,150	583,126
Additions	—	50	—	—	50
Exchange differences	—	(2)	—	1	(1)
Amortization charge	—	(119)	—	(1,455)	(1,574)
Closing net book amount	134,453	1,673	427,779	17,696	581,601

As of June 30, 2020
Cost	134,453	2,862	489,698	24,000	651,013
Accumulated amortization	—	(1,189)	—	(6,304)	(7,493)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,673	427,779	17,696	581,601

Nine Months Ended March 31, 2021
Opening net book amount	134,453	1,673	427,779	17,696	581,601
Additions	—	500	—	—	500
Exchange differences	—	—	—	—	—
Amortization charge	—	(72)	—	(1,090)	(1,162)
Closing net book amount	134,453	2,101	427,779	16,606	580,939

As of March 31, 2021
Cost	134,453	3,412	489,698	24,000	651,563
Accumulated amortization	—	(1,311)	—	(7,394)	(8,705)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	2,101	427,779	16,606	580,939

During the quarter ended March 31, 2021, a full annual impairment assessment was performed. No impairment of the in-process research and development and goodwill was identified.

(i) Carrying value of in-process research and development acquired by product

	As of March 31,	As of June 30,
(in U.S. dollars, in thousands)	2021	2020
Cardiovascular products(1)	254,351	254,351
Intravenous products for metabolic diseases and inflammatory/immunologic conditions(2)	70,730	70,730
MSC products(3)	102,698	102,698
	427,779	427,779

(1)	Includes MPC-150-IM for the treatment or prevention of chronic heart failure and MPC-25-IC for the treatment or prevention of acute myocardial infarction
(2)	Includes MPC-300-IV for the treatment of biologic-refractory rheumatoid arthritis and diabetic nephropathy
(3)	Includes remestemcel-L for the treatment of children with SR-aGVHD and remestemcel-L for the treatment of Crohn’s disease

For all products included within the above balances, the underlying currency of each item recorded is USD.

b.	Provisions

	As of			As of
	March 31, 2021			June 30, 2020
(in U.S. dollars, in thousands)	Current	Non-current	Total	Current	Non-current	Total
Contingent consideration	10,753	15,526	26,279	19,699	25,467	45,166
Employee benefits	4,254	54	4,308	5,748	83	5,831
Provision for license agreements	3,750	2,243	5,993	3,750	2,013	5,763
	18,757	17,823	36,580	29,197	27,563	56,760

(i) Information about individual provisions and significant estimates

Contingent consideration

The contingent consideration provision relates to the Group’s liability for certain milestones and royalty achievements pertaining to the acquired MSC assets from Osiris. Further disclosures can be found in Note 5(e)(iii).

Employee benefits

The provision for employee benefits relates to the Group’s liability for annual leave, short term incentives and long service leave.

Employee benefits include accrued annual leave. As at March 31, 2021 and June 30, 2020, the entire amount of the accrual was $0.9 million and $0.8 million respectively, and is presented as current, since the Group does not have an unconditional right to defer settlement for any of these obligations.

(ii) Movements

The contingent consideration provision relates to the Group’s liability for certain milestones and royalty achievements. Refer to Note 5(e)(iii) for movements in contingent consideration for the period ended March 31, 2021 and June 30, 2020.

c.	Deferred tax balances

(i) Deferred tax balances

	As of March 31,	As of June 30,
(in U.S. dollars, in thousands)	2021	2020
Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	72,717	72,899
Other temporary differences	7,483	6,196
Total deferred tax assets	80,200	79,095

Deferred tax liabilities
The balance comprises temporary differences attributable to:
Intangible assets	80,200	79,825
Total deferred tax liabilities	80,200	79,825
Net deferred tax liabilities	—	730

Deferred tax assets expected to be settled within 12 months	—	—
Deferred tax assets expected to be settled after 12 months	80,200	79,095

Deferred tax liabilities expected to be settled within 12 months	144	99
Deferred tax liabilities expected to be settled after 12 months	80,056	79,726

(ii) Movements

(in U.S. dollars, in thousands)	Tax losses(1) (DTA)	Other temporary differences(1) (DTA)	Intangible assets (DTL)	Total (DTL)
As of June 30, 2019	(61,742)	(3,687)	76,553	11,124
Charged/(credited) to:
- profit or loss	(10,727)	(1,960)	3,272	(9,415)
- directly to equity	(430)	(549)	—	(979)
As of June 30, 2020	(72,899)	(6,196)	79,825	730
Charged/(credited) to:
- profit or loss	736	(1,865)	375	(754)
- directly to equity	(554)	578	—	24
As of March 31, 2021	(72,717)	(7,483)	80,200	—
(1)	Deferred tax assets are netted against deferred tax liabilities